Acquisitions (Details) - Schedule of the fair value of consideration paid (Parentheticals) - shares		1 Months Ended
	May 18, 2020	Oct. 19, 2020
CHM [Member]
Acquisitions (Details) - Schedule of the fair value of consideration paid (Parentheticals) [Line Items]
Shares issued at closing	2,240,838	19,045,563